Provisions	12 Months Ended
Dec. 31, 2024
Provisions [Abstract]
Provisions
23.	Provisions

	Onerous contracts	Warranties	Total
	€’000	€’000	€’000
At December 31, 2022	-	-	-
Provisions made during the year	8,403	-	8,403
Provisions used during the year	-	-	-
Provisions reversed during the year	(4,972)	-	(4,972)
Transfers	(2,822)	-	(2,822)
At December 31, 2023	609	-	609
Derecognition on deconsolidation	(412)	(197)	(609)
Additions*	742	-	742
At December 31, 2024	742	-	742

*	All provisions added during 2024 relate solely to QIND. They include provisions for audit fees, corporate tax provision and provision for retirement benefits. All other previous provisions (onerous contracts and warranties) were removed as part of the deconsolidation process.

Onerous contracts

The determination of provisions for onerous contracts, is based on best estimates. The 2023 provision did not include any amounts related to the general equipment warranties or performance guarantees. If the final loss related to the completion of the associated projects differs from the above, the Group adjusts the provision accordingly.

Warranties

The provision for warranties related mainly to technology products sold during 2023. The provision was estimated based on historical warranty data associated with our products and related solar generating products.